Document and Entity Information	Nov. 05, 2020
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2020
Entity File Number	001-37931
Entity Registrant Name	GTY TECHNOLOGY HOLDINGS INC.
Entity Incorporation, State or Country Code	MA
Entity Tax Identification Number	83-2860149
Entity Address, Address Line One	1180 North Town Center Drive
Entity Address, Adress Line Two	Suite 100
Entity Address, State or Province	NV
Entity Address, City or Town	Las Vegas
Entity Address, Postal Zip Code	89144
City Area Code	702
Local Phone Number	945-2898
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	GTYH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001682325
Amendment Flag	false